Consolidated Income Statements (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Lease revenue	$ 1,050,536		$ 902,320	[1],[2],[3],[4]	$ 581,134	[1],[2]
Net gain on sale of assets	9,284		36,204	[1],[2],[3],[4]	40,243	[1],[2]
Management fee revenue	19,059		12,975	[1],[2],[3],[4]	12,964	[1],[2]
Interest revenue	2,761		3,913	[1],[2],[3],[4]	9,459	[1],[2]
Other revenue	12,283		3,866	[1],[2],[3],[4]	3,692	[1],[2]
Total Revenues	1,093,923		959,278	[1],[2],[3],[4]	647,492	[1],[2]
Expenses
Depreciation	361,210		307,706	[1],[2],[3],[4]	194,161	[1],[2]
Asset impairment	15,594		10,905	[1],[2],[3],[4]	18,833	[1],[2]
Interest on debt	292,486		233,985	[1],[2],[3],[4]	86,193	[1],[2]
Operating lease-in costs	12,069		12,332	[1],[2],[4]	13,090	[1],[2]
Leasing expenses	58,432		55,458	[1],[2],[4]	52,041	[1],[2]
Provision for doubtful accounts	3,335		39	[1],[2],[4]	(29)	[1],[2]
Selling, general and administrative expenses	120,746	[5]	80,627	[1],[2],[3],[4],[5]	76,628	[1],[2],[5]
Other expenses					2,965	[1],[2]
Total Expenses	863,872		701,052	[1],[2],[3],[4]	443,882	[1],[2]
Income from continuing operations before income taxes and income of investments accounted for under the equity method	230,051		258,226	[1],[2],[3],[4]	203,610	[1],[2]
Provision for income taxes	(15,460)		(22,194)	[1],[2],[3],[4]	(953)	[1],[2]
Net income of investments accounted for under the equity method	10,904		3,713	[1],[2],[3],[4]	983	[1],[2]
Net Income from continuing operations	225,495		239,745	[1],[2],[3],[4]	203,640	[1],[2]
Income (loss) from discontinued operations (AeroTurbine, including loss on disposal), net of tax	(52,745)		(3,199)	[1],[2],[3],[4]	2,731	[1],[2]
Bargain purchase gain ("Amalgamation gain"), net of transaction expenses			274	[1],[2],[3],[4]
Net Income	172,750		236,820	[1],[2],[3],[4],[6],[7]	206,371	[1],[2]
Net income attributable to non-controlling interest	(526)		(29,247)	[1],[2],[3],[4]	(41,205)	[1],[2]
Net income attributable to AerCap Holdings N.V.	$ 172,224		$ 207,573	[1],[2],[3],[4]	$ 165,166	[1],[2]
Total earnings per share, basic and diluted	$ 1.17		$ 1.81	[1],[2],[3],[4]	$ 1.94	[1],[2]
Earnings (loss) per share from discontinued operations, basic and diluted	$ (0.36)		$ (0.03)	[1],[2],[3],[4]	$ 0.03	[1],[2]
Earnings per share from continued operations attributable to AerCap Holdings N.V., basic and diluted	$ 1.53		$ 1.84	[1],[2],[3],[4]	$ 1.91	[1],[2]
Weighted average shares outstanding, basic and diluted	146,587,752		114,952,639	[1],[2],[3],[4]	85,036,957	[1],[2]

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").
[5]	Includes share based compensation of $3.0 million ($2.6 million, net of tax), $2.9 million ($2.5 million, net of tax) and $6.2 million ($5.4, net of tax) in the years ended December 31, 2009, 2010 and 2011 respectively.
[6]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha.
[7]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).